CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		206 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
EXPENSES
Exploration (Note 8)	$ 1,228,341	$ 3,662,130	$ 7,246,412	$ 13,007,936	$ 92,001,735
General and administration	924,419	1,210,010	4,062,786	4,579,664	52,173,809
Depreciation	37,010	46,564	117,337	153,127	1,393,750
Foreign exchange loss (gain)	(354,197)	(71,046)	(249,309)	276,525	20,189
Impairment of mineral property interests		221,522		221,522	531,005
Loss (gain) on sale of mineral property interests (Note 8)		26,033	(104,914)	(99,883)	(1,679,437)
Loss from operations	(1,835,573)	(5,095,213)	(11,072,312)	(18,138,891)	(144,441,051)
Gain on sale of investments (Note 5)		1,178,254		3,326,275	3,326,275
Interest income	29,328	77,339	168,156	287,597	5,480,975
Interest expense (Note 5)	(58,705)	(41,887)	(166,225)	(101,857)	(391,184)
Loss from equity investee (Note 5)	(238,988)	(593,087)	(731,101)	(1,882,695)	(4,649,730)
Fair value adjustment of asset backed commercial paper					(2,332,531)
Loss from operations before income taxes	(2,103,938)	(4,474,594)	(11,801,482)	(16,509,571)	(143,007,246)
Current income tax expense					(152,190)
Deferred income tax recovery	204,780	968,356	1,582,787	4,043,118	7,110,083
Net loss	(1,899,158)	(3,506,238)	(10,218,695)	(12,466,453)	(136,049,353)
Comprehensive income (loss):
Net loss	(1,899,158)	(3,506,238)	(10,218,695)	(12,466,453)	(136,049,353)
Unrealized gain (loss) on available for sale securities (Note 13)		(1,289,069)		(2,747,997)
Foreign currency translation adjustment (Note 13)	1,921,720	(4,276,782)	1,959,915	(2,310,424)	3,861,266
Comprehensive loss	$ 22,562	$ (9,072,089)	$ (8,258,780)	$ (17,524,874)	$ (132,188,087)
Basic and diluted net loss per share	$ (0.01)	$ (0.03)	$ (0.08)	$ (0.11)
Weighted average number of common shares outstanding	128,877,243	114,832,406	128,574,756	114,396,135